Share Based Compensation Expenses (Details) - Schedule of Share Based Compensation Expenses - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of share based compensation expenses [Line Items]
Share based compensation expenses	¥ 27,757	¥ 191,632	¥ 291,429
Share options issued by Predecessors to employees [Member]
Schedule of share based compensation expenses [Line Items]
Share based compensation expenses			100,629
Share Options Issued by Company to Employees [Member]
Schedule of share based compensation expenses [Line Items]
Share based compensation expenses	27,757	191,583	190,370
Restriction of ordinary shares held by the Founder [Member]
Schedule of share based compensation expenses [Line Items]
Share based compensation expenses		¥ 49	¥ 430